Intangible assets, net - Amortization expenses on intangible assets allocated to expense items (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Total amortization	¥ 31,840	¥ 24,032	¥ 21,887
Cost of revenues
Intangible assets, net
Total amortization	7,985	0	77
Selling, general and administrative expenses
Intangible assets, net
Total amortization	10,047	9,987	6,721
Research and development expenses
Intangible assets, net
Total amortization	¥ 13,808	¥ 14,045	¥ 15,089